Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	53 Months Ended		60 Months Ended	107 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 30, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
Account Value	$ 13,413	$ 13,413	$ 13,413	$ 13,413	$ 13,413	$ 13,413	$ 11,949	$ 11,456	$ 12,449	$ 11,911		$ 11,625	$ 10,785	$ 10,776	$ 10,145	$ 9,800
Average Annual Return, Percent	10.00%			2.49%	3.35%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	12.25%			2.90%	3.58%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
Account Value	$ 12,868	12,868	$ 12,868	$ 12,868	$ 12,868	$ 12,868	11,541	11,144	12,195	11,749		11,547	10,787	10,851	10,297	10,000
Average Annual Return, Percent	10.49%			2.19%	2.87%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.49%			2.19%	2.87%
Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Class F
Account Value	$ 11,866	$ 11,866	$ 11,866	$ 11,866	$ 11,866	$ 11,866	10,540	10,070	10,916	10,418	$ 10,000
Average Annual Return, Percent	12.57%	3.95%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	$ 140,622	$ 140,622	140,622	$ 140,622	$ 140,622	$ 140,622	124,916	119,338	129,372	123,467		120,066	111,003	110,633	103,891	100,000
Average Annual Return, Percent	12.57%			3.21%	3.90%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Account Value	$ 13,444	13,444	13,444	$ 13,444	$ 13,444	$ 13,444	11,992	11,519	12,551	12,037		11,763	10,940	10,947	10,336	10,000
Average Annual Return, Percent	12.10%			2.71%	3.37%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Account Value	$ 14,036	14,036	14,036	$ 14,036	$ 14,036	$ 14,036	12,465	11,921	12,938	12,335		11,995	11,100	11,063	10,389	10,000
Average Annual Return, Percent	12.60%			3.19%	3.87%
ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Account Value	$ 14,894	14,894	14,894	$ 14,894	$ 14,894	$ 14,894	12,269	12,029	14,461	13,382		12,842	11,329	11,464	10,676	10,000
Average Annual Return, Percent	21.40%			3.01%	4.57%
ICE BofA U.S. All Capital Securities Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Account Value	$ 14,894	14,894	$ 14,894	$ 14,894	$ 14,894	$ 14,894	12,269	12,029	14,461	13,382		12,842	11,329	11,464	10,676	10,000
Average Annual Return, Percent	21.40%			3.01%	4.57%
ICE BofA U.S. All Capital Securities Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Account Value	$ 11,720	$ 11,720	$ 11,720	$ 11,720	$ 11,720	$ 11,720	9,654	9,465	11,378	10,529	10,000
Average Annual Return, Percent	21.40%	3.66%
ICE BofA U.S. All Capital Securities Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Account Value	$ 148,944	$ 148,944	148,944	$ 148,944	$ 148,944	$ 148,944	122,692	120,295	144,608	133,820		128,416	113,293	114,640	106,758	100,000
Average Annual Return, Percent	21.40%			3.01%	4.57%
ICE BofA U.S. All Capital Securities Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Account Value	$ 14,894	14,894	14,894	$ 14,894	$ 14,894	$ 14,894	12,269	12,029	14,461	13,382		12,842	11,329	11,464	10,676	10,000
Average Annual Return, Percent	21.40%			3.01%	4.57%
ICE BofA U.S. All Capital Securities Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Account Value	$ 14,894	14,894	14,894	$ 14,894	$ 14,894	$ 14,894	12,269	12,029	14,461	13,382		12,842	11,329	11,464	10,676	10,000
Average Annual Return, Percent	21.40%			3.01%	4.57%
ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,323	12,323	12,323	$ 12,323	$ 12,323	$ 12,323	11,448	10,965	11,640	11,551		11,103	10,495	10,419	10,240	10,000
Average Annual Return, Percent	7.65%			2.11%	2.37%
Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Account Value	$ 14,497	14,497	14,497	$ 14,497	$ 14,497	$ 14,497	12,580	12,112	13,450	12,680		12,181	11,125	11,130	10,498	10,000
Average Annual Return, Percent	15.23%			3.54%	4.25%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 32,177	32,177	32,177	$ 32,177	$ 32,177	$ 32,177	23,314	21,167	24,789	17,345		15,810	13,829	12,882	10,420	10,000
Average Annual Return, Percent	38.02%			15.26%	14.00%
ICE BofA 1-3 Year U.S. Corporate Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,323	12,323	12,323	$ 12,323	$ 12,323	$ 12,323	11,448	10,965	11,640	11,551		11,103	10,495	10,419	10,240	10,000
Average Annual Return, Percent	7.65%			2.11%	2.37%
Blended Benchmark, Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Account Value	$ 14,497	14,497	14,497	$ 14,497	$ 14,497	$ 14,497	12,580	12,112	13,450	12,680		12,181	11,125	11,130	10,498	10,000
Average Annual Return, Percent	15.23%			3.54%	4.25%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 32,177	32,177	$ 32,177	$ 32,177	$ 32,177	$ 32,177	23,314	21,167	24,789	17,345		15,810	13,829	12,882	10,420	10,000
Average Annual Return, Percent	38.02%			15.26%	14.00%
ICE BofA 1-3 Year U.S. Corporate Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 10,833	$ 10,833	$ 10,833	$ 10,833	$ 10,833	10,833	10,063	9,639	10,232	10,154	10,000
Average Annual Return, Percent	7.65%	1.83%
Blended Benchmark, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 11,928	$ 11,928	$ 11,928	11,928	11,928	11,928	10,351	9,966	11,067	10,433	10,000
Average Annual Return, Percent	15.23%	4.08%
S&P 500 Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 19,553	$ 19,553	$ 19,553	19,553	19,553	$ 19,553	14,167	12,862	15,063	10,540	$ 10,000
Average Annual Return, Percent	38.02%	16.42%
ICE BofA 1-3 Year U.S. Corporate Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 123,233	$ 123,233	123,233	$ 123,233	$ 123,233	$ 123,233	114,475	109,654	116,397	115,509		111,025	104,946	104,194	102,401	100,000
Average Annual Return, Percent	7.65%			2.11%	2.37%
Blended Benchmark, Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Account Value	$ 144,968	144,968	144,968	$ 144,968	$ 144,968	$ 144,968	125,803	121,123	134,503	126,797		121,813	111,252	111,299	104,980	100,000
Average Annual Return, Percent	15.23%			3.54%	4.25%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 321,768	321,768	321,768	$ 321,768	$ 321,768	$ 321,768	233,136	211,667	247,886	173,451		158,099	138,288	128,824	104,199	100,000
Average Annual Return, Percent	38.02%			15.26%	14.00%
ICE BofA 1-3 Year U.S. Corporate Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,323	12,323	12,323	$ 12,323	$ 12,323	$ 12,323	11,448	10,965	11,640	11,551		11,103	10,495	10,419	10,240	10,000
Average Annual Return, Percent	7.65%			2.11%	2.37%
Blended Benchmark, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Account Value	$ 14,497	14,497	14,497	$ 14,497	$ 14,497	$ 14,497	12,580	12,112	13,450	12,680		12,181	11,125	11,130	10,498	10,000
Average Annual Return, Percent	15.23%			3.54%	4.25%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 32,177	32,177	32,177	$ 32,177	$ 32,177	$ 32,177	23,314	21,167	24,789	17,345		15,810	13,829	12,882	10,420	10,000
Average Annual Return, Percent	38.02%			15.26%	14.00%
ICE BofA 1-3 Year U.S. Corporate Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,323	12,323	12,323	$ 12,323	$ 12,323	$ 12,323	11,448	10,965	11,640	11,551		11,103	10,495	10,419	10,240	10,000
Average Annual Return, Percent	7.65%			2.11%	2.37%
Blended Benchmark, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Account Value	$ 14,497	14,497	14,497	$ 14,497	$ 14,497	$ 14,497	12,580	12,112	13,450	12,680		12,181	11,125	11,130	10,498	10,000
Average Annual Return, Percent	15.23%			3.54%	4.25%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 32,177	$ 32,177	$ 32,177	$ 32,177	$ 32,177	$ 32,177	$ 23,314	$ 21,167	$ 24,789	$ 17,345		$ 15,810	$ 13,829	$ 12,882	$ 10,420	$ 10,000
Average Annual Return, Percent	38.02%			15.26%	14.00%